Derivative financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Derivative financial liabilities
Schedule of derivative financial liabilities

	As at December 31,
	2020		2021
	Nominal		Nominal
	amount	Fair value	amount	Fair value
	RMB’000		RMB’000
Foreign exchange swaps	1,957,470	165,880	2,186,865	152,005
Currency forwards			1,095,958	38,966
	1,957,470	165,880	3,282,823	190,971